Shareholders’ Equity (Details) - USD ($)			6 Months Ended
	May 20, 2024	Dec. 14, 2022	Jun. 30, 2024	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares authorized			500,000,000
Par value (in Dollars per share)			$ 0.0001
Voting rights, description			Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company
Additional paid in capital (in Dollars)			$ 18,643,522	$ 10,645,122
Net income tax rate			10.00%
Capital reserve			50.00%
Reserved amount (in Dollars)			$ 1,113,170	$ 1,113,170
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized			450,000,000	450,000,000
Par value (in Dollars per share)			$ 0.0001
Ordinary shares issued			27,000,000	11,000,000
Ordinary shares outstanding			27,000,000	11,000,000
Shares increased		300
Additional paid-in capital increased (in Dollars)		$ 9,584,612
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized			50,000,000	50,000,000
Par value (in Dollars per share)			$ 0.0001
Ordinary shares issued			1,000,000	1,000,000
Ordinary shares outstanding			1,000,000	1,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Offering (in Dollars)		$ 10,646,322
Shares par value (in Dollars per share)		$ 1,200
Additional paid in capital (in Dollars)		$ 10,645,122
Additional shares		450,000
Professional fees (in Dollars)		$ 1,061,170
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)		$ 4
Ordinary shares issued		3,000,000
Commission (in Dollars)		$ 12,000,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)	$ 0.0001
Ordinary shares issued	16,000,000
Additional shares	32,000,000
Exercise price (in Dollars per share)	$ 0.5
Aggregate purchase price (in Dollars)	$ 8,000,000